Commitments and Contingencies - Schedule of Future Rental Payments of Leases (Details)	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 337,000
2022	417,415
2023	390,500
2024	403,542
2025	537,511
Thereafter	1,109,257
Total	$ 3,195,225